Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.            Basis of Presentation and General Information:

The accompanying consolidated financial statements as of and for the years ended December 31, 2010, 2011 and 2012 include the accounts of Star Bulk Carriers Corp. (Star Bulk) and its wholly owned subsidiaries (collectively, the “Company” or “we”).

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels and is the sole owner of all of the outstanding shares of Star Bulk Management Inc., Star Bulk S.A, Star Bulk Manning LLC and the ship-owning subsidiaries as set forth below.

Since December 3, 2007, Star Bulk shares are trading on the NASDAQ Global Select Market under the ticker symbol SBLK.

Effective October 15, 2012, the Company effected a 15-for-1 reverse stock split on its issued and outstanding common stock (Note 8). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.

Below is the list of the Company's wholly owned subsidiaries as of December 31, 2012:

Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at December 31, 2012
Star Aurora LLC	Star Aurora	171.199	September 8, 2010	2000
Star Big LLC	Star Big	168.404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179.678	September 9, 2011	2011
Star Mega LLC	Star Mega	170.631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179.546	November 14, 2011	2011
Lamda LLC	Star Sigma	184.403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52.247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52.434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52.402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53.098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52.055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53.489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52.425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52.994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175.075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174.691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150.940	September 18, 2008	1991

*    For vessels disposed refer to Note 5.

Charterers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2010, 2011 and 2012 are as follows:

Charterer	2010	2011	2012
A	21%	-	-
B	17%	-	-
C	13%	12%	-
D	10%	13%	-
E	14%	12%	14%
F	12%	19%	15%
G	-	15%	28%
H	-	-	10%